Investment Risks	Jul. 31, 2025
Pear Tree Polaris Small Cap Fund | Market, Industry and Specific Holdings [Member]
Prospectus [Line Items]
Risk [Text Block]

Market, Industry and Specific Holdings. The share price of Small Cap Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Small Cap Fund may have substantial investments.

Pear Tree Polaris Small Cap Fund | Investment Strategies, Generally, and Quantitative Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategies, Generally, and Quantitative Investment Risk.  Small Cap Fund’s investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the value of Small Cap Fund’s portfolio. Small Cap Fund’s quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.

Pear Tree Polaris Small Cap Fund | Small-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in mid- and large-cap companies and, as a result, the performance of Small Cap Fund may be more volatile than a mutual fund that invests in mid- and large-cap stocks.

Pear Tree Polaris Small Cap Fund | Growth and Value Stock Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth and Value Stock Investing. Growth and value investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks typically carry the risk that market prices may never recognize their intrinsic values.

Pear Tree Polaris Small Cap Fund | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities. Small Cap Fund’s investments in or exposure to foreign securities (including ADRs, securities traded on non-U.S. exchanges) and foreign securities traded on U.S. exchanges may be adversely affected by political and economic conditions overseas, reduced market liquidity, or decreases in foreign currency values relative to the U.S. dollar. The value of a foreign security may change materially at times when U.S. markets are not open to trading.

Pear Tree Polaris Small Cap Fund | Risks of Investing in ADRs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with investing in foreign equities. In addition, an ADR may not track the price of its associated underlying foreign security.

Pear Tree Polaris Small Cap Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Small Cap Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Small Cap Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Pear Tree Polaris Small Cap Fund | Specific Industry, Sector Concentration, including Financial Services [Member]
Prospectus [Line Items]
Risk [Text Block]

Specific Industry, Sector Concentration, including Financial Services. Small Cap Fund may have significant investments in one or more specific industry or sector, subjecting it to risks of that industry or sector, which may be greater than general market risk. When Small Cap Fund invests significantly in financial services companies, it may perform poorly during a downturn in the financial services industry. Financial services companies may be adversely affected by, among other things, regulatory changes, the availability of capital, the costs of borrowing, the rate of debt defaults, interest rate movements and competition.

Pear Tree Polaris Small Cap Fund | Investments in Other Collective Investment Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Collective Investment Funds. To the extent that Small Cap Fund invests in mutual funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”), Small Cap Fund’s investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting Small Cap Fund shareholders to some duplication of fees.

Pear Tree Polaris Small Cap Fund | Currency and Option Contracts and Other Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency and Option Contracts and Other Derivatives. Small Cap Fund’s investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for Small Cap Fund to liquidate an open option contract.

Pear Tree Polaris Small Cap Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Technology Risk. Small Cap Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect Small Cap Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to Small Cap Fund and its shareholders.

Pear Tree Polaris Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in Small Cap Fund.
Pear Tree Polaris Small Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pear Tree Quality Fund | Market, Industry and Specific Holdings [Member]
Prospectus [Line Items]
Risk [Text Block]

Market, Industry and Specific Holdings. The share price of Quality Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Quality Fund has significant holdings, or weaknesses associated with one or more specific companies in which Quality Fund may have substantial investments.

Pear Tree Quality Fund | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities.  Quality Fund’s investments in or exposure to foreign securities (primarily through ADRs, securities traded on non-U.S. exchanges) and foreign securities traded on U.S. exchanges may be adversely affected by political and economic conditions overseas, reduced market liquidity, or decreases in foreign currency values relative to the U.S. dollar. The value of a foreign security may change materially at times when U.S. markets are not open to trading.

Pear Tree Quality Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.  To meet shareholder redemption requests and other cash requirements, Quality Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Quality Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Pear Tree Quality Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Technology Risk.  Quality Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect Quality Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to Quality Fund and its shareholders.

Pear Tree Quality Fund | Difficulty in Comparing Fund Performance with Target Portfolio Performance [Member]
Prospectus [Line Items]
Risk [Text Block]

Difficulty in Comparing Fund Performance with Target Portfolio Performance. Quality Fund’s performance could significantly differ from the target portfolio’s performance over the same period. Among other things, the holdings of the target portfolio typically change - sometimes significantly during the period between the end of a quarter and the time when those changes are publicly disclosed and Quality Fund’s portfolio is rebalanced. From time to time, Quality Fund may be purchasing specific securities at the same time that the target portfolio is selling them. In addition, the target portfolio has a significantly larger amount of assets than Quality Fund and thus, has a lower expense ratio than Quality Fund.

Pear Tree Quality Fund | Inability to Conduct Due Diligence on Target Portfolio's Investment Adviser [Member]
Prospectus [Line Items]
Risk [Text Block]

Inability to Conduct Due Diligence on Target Portfolio’s Investment Adviser.  Quality Fund’s investment manager and sub-adviser may be able to perform only limited due diligence on the target portfolio’s investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolio’s investment guidelines and whether the risks disclosed in the target portfolio’s offering documents reflect the risks of the target portfolio.

Pear Tree Quality Fund | Potential Impact on Target Portfolio [Member]
Prospectus [Line Items]
Risk [Text Block]	Potential Impact on Target Portfolio. Quality Fund’s purchases and sales of securities for its own portfolio may adversely impact the management of the target portfolio and thus, Quality Fund itself.
Pear Tree Quality Fund | Accuracy of Target Portfolio Information [Member]
Prospectus [Line Items]
Risk [Text Block]	Accuracy of Target Portfolio Information. Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of Quality Fund.
Pear Tree Quality Fund | Large- and Mid-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Pear Tree Quality Fund | Specific Industry, Sector Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Specific Industry, Sector Concentration. Quality Fund may have significant investments in companies in a specific industry or group of industries (a group of industries is also known as a “sector”), subjecting it to risks of that industry or sector, which may be greater than general market risk.

Pear Tree Quality Fund | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives.  Quality Fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Pear Tree Quality Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in Quality Fund.
Pear Tree Quality Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pear Tree Quality Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification. Quality Fund is “non-diversified,” As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.
Pear Tree Essex Environmental Opportunities Fund | Market, Industry and Specific Holdings [Member]
Prospectus [Line Items]
Risk [Text Block]

Market, Industry and Specific Holdings. The share price of Environmental Opportunities Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Environmental Opportunities Fund has significant holdings, or weaknesses associated with one or more specific companies in which Environmental Opportunities Fund may have substantial investments.

Pear Tree Essex Environmental Opportunities Fund | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities. Environmental Opportunities Fund’s investments in or exposure to foreign securities (primarily through ADRs, securities traded on non-U.S. exchanges) and foreign securities traded on U.S. exchanges may be adversely affected by political and economic conditions overseas, reduced market liquidity, or decreases in foreign currency values relative to the U.S. dollar. The value of a foreign security may change materially at times when U.S. markets are not open to trading.

Pear Tree Essex Environmental Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Environmental Opportunities Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Environmental Opportunities Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Pear Tree Essex Environmental Opportunities Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Technology Risk. Environmental Opportunities Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect Environmental Opportunities Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to Environmental Opportunities Fund and its shareholders.

Pear Tree Essex Environmental Opportunities Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. Environmental Opportunities Fund focuses its investments on a particular economic sector, clean-tech companies. Clean-tech companies may be adversely impacted by decreases in political support, government spending, public interest, withdrawal or non-renewal of tax credits, changes in legislation and by disruptive technologies. The fund’s performance relative to the market also may be impacted by whether the clean-tech sector is out of favor by investors. Similarly, the fund’s exclusion of investments in companies other than clean tech may adversely affect the fund’s relative performance at times when those other types of investments are performing well.

Pear Tree Essex Environmental Opportunities Fund | Mid- and Small-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid- and Small-Capitalization Securities. Securities issued by mid- and small-cap companies tend to be more volatile than, and they typically present greater risks, than securities of larger companies. As a result, the performance of Environmental Opportunities Fund may be more volatile than a fund that invests only in large-cap stocks.

Pear Tree Essex Environmental Opportunities Fund | Growth Stock Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Investing. The growth investment style periodically comes into and falls out of favor with investors. Growth stocks generally are more volatile than the overall stock market.
Pear Tree Essex Environmental Opportunities Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of Environmental Opportunities Fund’s investments may prove to be incorrect.
Pear Tree Essex Environmental Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in Environmental Opportunities Fund.
Pear Tree Essex Environmental Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in Environmental Opportunities Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pear Tree Polaris Foreign Value Fund | Market, Industry and Specific Holdings [Member]
Prospectus [Line Items]
Risk [Text Block]

Market, Industry and Specific Holdings. The share price of Foreign Value Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Foreign Value Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Fund may have substantial investments.

Pear Tree Polaris Foreign Value Fund | Investment Strategies, Generally, and Quantitative Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategies, Generally, and Quantitative Investment Risk. Foreign Value Fund’s investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the value of Foreign Value Fund’s portfolio. Foreign Value Fund’s quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.

Pear Tree Polaris Foreign Value Fund | Risks of Investing in ADRs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with investing in foreign equities. In addition, an ADR may not track the price of its associated underlying foreign security.

Pear Tree Polaris Foreign Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Foreign Value Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Foreign Value Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Pear Tree Polaris Foreign Value Fund | Investments in Other Collective Investment Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Collective Investment Funds. To the extent that Foreign Value Fund invests in mutual funds and exchange-traded funds (ETFs), Foreign Value Fund’s investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting Foreign Value Fund shareholders to some duplication of fees.

Pear Tree Polaris Foreign Value Fund | Currency and Option Contracts and Other Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency and Option Contracts and Other Derivatives.  Foreign Value Fund’s investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for Foreign Value Fund to liquidate an open option contract.

Pear Tree Polaris Foreign Value Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Technology Risk. Foreign Value Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect Foreign Value Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to Foreign Value Fund and its shareholders.

Pear Tree Polaris Foreign Value Fund | Large- and Mid-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Pear Tree Polaris Foreign Value Fund | Specific Industry, Sector Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Specific Industry, Sector Concentration. Foreign Value Fund may have significant investments in companies in a specific industry or group of industries (a group of industries is also known as a “sector”), subjecting it to risks of that industry or sector, which may be greater than general market risk.

Pear Tree Polaris Foreign Value Fund | Foreign Securities, including Emerging Markets Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities, including Emerging Markets Securities. Foreign Value Fund’s investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable. They also are more susceptible to governmental interference, do not require issuers to publish quality current financial information, and tend to have less liquid and efficient trading markets than those of developed countries. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Pear Tree Polaris Foreign Value Fund | Value Stock Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Investing. A value investment style periodically comes into and falls out of favor with investors. Value stocks typically carry the risk that market prices may never recognize their intrinsic values.

Pear Tree Polaris Foreign Value Fund | Small- and Micro-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Pear Tree Polaris Foreign Value Fund | Regional/Country Focus [Member]
Prospectus [Line Items]
Risk [Text Block]

Regional/Country Focus. Foreign Value Fund does not have a policy of investing a significant portion of its assets in any particular region or country, However, to the extent that Foreign Value Fund focuses its investments in a particular geographic region or country, it may be subject to increased currency, political, regulatory and other risks associated with that region or country.

Pear Tree Polaris Foreign Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in Foreign Value Fund.
Pear Tree Polaris Foreign Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in Foreign Value Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pear Tree Polaris Foreign Value Small Cap Fund | Market, Industry and Specific Holdings [Member]
Prospectus [Line Items]
Risk [Text Block]

Market, Industry and Specific Holdings. The share price of Foreign Value Small Cap Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Foreign Value Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Small Cap Fund may have substantial investments.

Pear Tree Polaris Foreign Value Small Cap Fund | Investment Strategies, Generally, and Quantitative Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategies, Generally, and Quantitative Investment Risk. Foreign Value Small Cap Fund’s investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the value of Foreign Value Small Cap Fund’s portfolio. Foreign Value Small Cap Fund’s quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.

Pear Tree Polaris Foreign Value Small Cap Fund | Risks of Investing in ADRs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with investing in foreign equities. In addition, an ADR may not track the price of its associated underlying foreign security.

Pear Tree Polaris Foreign Value Small Cap Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Foreign Value Small Cap Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Foreign Value Small Cap Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Pear Tree Polaris Foreign Value Small Cap Fund | Investments in Other Collective Investment Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Collective Investment Funds. To the extent that Foreign Value Small Cap Fund invests in mutual funds and exchange-traded funds (ETFs), Foreign Value Small Cap Fund’s investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting Foreign Value Small Cap Fund shareholders to some duplication of fees.

Pear Tree Polaris Foreign Value Small Cap Fund | Currency and Option Contracts and Other Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency and Option Contracts and Other Derivatives. Foreign Value Small Cap Fund’s investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for Foreign Value Small Cap Fund to liquidate an open option contract.

Pear Tree Polaris Foreign Value Small Cap Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Technology Risk. Foreign Value Small Cap Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect Foreign Value Small Cap Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to Foreign Value Small Cap Fund and its shareholders.

Pear Tree Polaris Foreign Value Small Cap Fund | Specific Industry, Sector Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Specific Industry, Sector Concentration. Foreign Value Small Cap Fund does not have a policy of investing a significant portion of its assets in a specific industry or group of industries (a group of industries is also known as a “sector”). From time to time, however, it may have significant investments in companies in a specific industry or sectors, subjecting it to risks of that industry or sector, which may be greater than general market risk.

Pear Tree Polaris Foreign Value Small Cap Fund | Foreign Securities, including Emerging Markets Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities, including Emerging Markets Securities. Foreign Value Small Cap Fund’s investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable. They also are more susceptible to governmental interference, do not require issuers to publish quality current financial information, and tend to have less liquid and efficient trading markets than those of developed countries. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Pear Tree Polaris Foreign Value Small Cap Fund | Value Stock Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Investing. A value investment style periodically comes into and falls out of favor with investors. Value stocks typically carry the risk that market prices may never recognize their intrinsic values.

Pear Tree Polaris Foreign Value Small Cap Fund | Small- and Micro-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Small Cap Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Pear Tree Polaris Foreign Value Small Cap Fund | Regional/Country Focus [Member]
Prospectus [Line Items]
Risk [Text Block]

Regional/Country Focus. Foreign Value Small Cap Fund does not have a policy of investing a significant portion of its assets in any particular region or country, However, to the extent that Foreign Value Small Cap Fund focuses its investments in a particular geographic region or country, it may be subject to increased currency, political, regulatory and other risks associated with that region or country.

Pear Tree Polaris Foreign Value Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in Foreign Value Small Cap Fund.
Pear Tree Polaris Foreign Value Small Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pear Tree Polaris International Opportunities Fund | Market, Industry and Specific Holdings [Member]
Prospectus [Line Items]
Risk [Text Block]

Market, Industry and Specific Holdings. The share price of International Opportunities Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which International Opportunities Fund has significant holdings, or weaknesses associated with one or more specific companies in which International Opportunities Fund may have substantial investments.

Pear Tree Polaris International Opportunities Fund | Investment Strategies, Generally, and Quantitative Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategies, Generally, and Quantitative Investment Risk. International Opportunities Fund’s investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the value of International Opportunities Fund’s portfolio. International Opportunities Fund’s quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.

Pear Tree Polaris International Opportunities Fund | Risks of Investing in ADRs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with investing in foreign equities. In addition, an ADR may not track the price of its associated underlying foreign security.

Pear Tree Polaris International Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, International Opportunities Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing International Opportunities Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Pear Tree Polaris International Opportunities Fund | Investments in Other Collective Investment Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Collective Investment Funds. To the extent that International Opportunities Fund invests in mutual funds and exchange-traded funds (ETFs), its investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting International Opportunities Fund shareholders to some duplication of fees.

Pear Tree Polaris International Opportunities Fund | Currency and Option Contracts and Other Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency and Option Contracts and Other Derivatives. International Opportunities Fund’s investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for International Opportunities Fund to liquidate an open option contract.

Pear Tree Polaris International Opportunities Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Technology Risk. International Opportunities Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect International Opportunities Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to International Opportunities Fund and its shareholders.

Pear Tree Polaris International Opportunities Fund | Large- and Mid-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Pear Tree Polaris International Opportunities Fund | Specific Industry, Sector Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Specific Industry, Sector Concentration. International Opportunities Fund does not have a policy of investing a significant portion of its assets in a specific industry or group of industries (a group of industries is also known as a “sector”). From time to time, however, it may have significant investments in companies in a specific industry or sector, subjecting it to risks of that industry or sector, which may be greater than general market risk.

Pear Tree Polaris International Opportunities Fund | Foreign Securities, including Emerging Markets Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities, including Emerging Markets Securities. International Opportunities Fund’s investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable. They also are more susceptible to governmental interference, do not require issuers to publish quality current financial information, and tend to have less liquid and efficient trading markets than those of developed countries. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Pear Tree Polaris International Opportunities Fund | Small- and Micro-Capitalization Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of International Opportunities Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Pear Tree Polaris International Opportunities Fund | Regional/Country Focus [Member]
Prospectus [Line Items]
Risk [Text Block]

Regional/Country Focus. International Opportunities Fund does not have a policy of investing a significant portion of its assets in any particular region or country, However, to the extent that International Opportunities Fund focuses its investments in a particular geographic region or country, it may be subject to increased currency, political, regulatory and other risks associated with that region or country.

Pear Tree Polaris International Opportunities Fund | Opportunistic Stock Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Opportunistic Stock Investing. Different investment styles periodically come into and fall out of favor with investors, depending on market conditions and investor sentiment. Strategies favoring growth stocks generally are more volatile than the overall stock market; strategies favoring value stocks typically carry the risk that market prices may never recognize their intrinsic values. As International Opportunities Fund holds stocks focused on growing cash-flow characteristics, from time to time it could underperform other mutual funds that use alternative metrics in their valuation criteria.

Pear Tree Polaris International Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in International Opportunities Fund.
Pear Tree Polaris International Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in International Opportunities Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.